Investment in Associate at Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Summary of Statement of operations
	Three months ended		Six months ended
	June 30,		June 30,
	2024	2023	2024	2023

Total operating loss	$653	$573	$1,334	$1,171

Net loss	$645	$769	$1,312	$1,584